Lease commitments (Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Schedule of Operating Leases [Line Items]
2018	¥ 16,107
2019	12,154
2020	9,444
2021	7,842
2022	7,239
Thereafter	27,729
Total minimum future rentals	¥ 80,515